Salaries and personnel expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of salaries and personnel expenses

(in USD millions, except average number of employees)	2025	2024	2023

Salaries1)	3,590	3,197	2,876
Pension costs2)	487	495	441
Payroll tax	497	538	511
Other compensations and social costs	381	381	375

Total payroll expenses	4,955	4,610	4,203

Average number of employees3)	24,700	24,400	23,000

1) Salaries include bonuses and expatriate costs in addition to base pay.
2) See note 22 Pensions.
3) Part time employees amount to 2% for, 2025, 2% for 2024 and 2% for 2023.

Schedule of remuneration to members of the BoD and the CEC

Compensation to the board of directors (BoD) and the corporate executive committee (CEC)
	Full year
(in USD million)1)	2025	2024	2023

Current employee benefits	12.4	11.1	10.7
Post-employment benefits	0.4	0.3	0.3
Other non-current benefits	0.0	0.0	0.0
Share-based payment benefits	—	0.2	0.3

Total benefits	12.8	11.6	11.3

1) All figures in the table are presented on accrual basis.